Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000141690
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,424	$ 10,434	$ 11,168	$ 11,759	$ 12,189	$ 12,845	$ 13,106	$ 13,094	$ 13,475	$ 12,770	$ 13,223	$ 13,104	$ 13,755	$ 14,524	$ 13,891	$ 13,891	$ 15,802	$ 16,948	$ 18,373	$ 19,810	$ 20,642	$ 20,175	$ 19,177	$ 17,846	$ 16,894	$ 17,559	$ 17,466	$ 17,891	$ 19,098	$ 19,277	$ 21,200	$ 22,062	$ 23,292	$ 24,111	$ 23,889	$ 24,194	$ 26,005	$ 27,339	$ 29,277	$ 30,607
C000141691
Account Value [Line Items]
Accumulated Value	10,000	10,403	10,414	11,135	11,724	12,141	12,784	13,031	13,020	13,387	12,676	13,128	12,988	13,644	14,394	13,757	13,745	15,635	16,757	18,142	19,562	20,360	19,899	18,890	17,578	16,613	17,269	17,161	17,579	18,740	18,902	20,793	21,612	22,791	23,581	23,364	23,647	25,391	26,681	28,550	29,835
C000169049
Account Value [Line Items]
Accumulated Value	500,000	520,661	521,694	558,352	588,417	609,892	643,179	656,192	655,633	675,196	639,424	663,610	657,099	690,841	729,320	697,680	697,680	794,529	852,515	924,523	997,146	1,039,457	1,016,723	966,392	900,219	851,736	885,805	882,111	903,525	965,003	974,674	1,072,593	1,116,809	1,178,854	1,220,930	1,210,740	1,226,883	1,318,606	1,387,581	1,486,132	1,554,381
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	522,241	534,647	575,993	588,456	606,127	653,724	669,441	677,086	728,858	689,853	703,243	693,987	738,405	796,715	751,784	773,543	896,730	948,279	1,017,369	1,113,218	1,193,037	1,198,049	1,142,441	1,072,208	1,034,579	1,068,629	1,050,213	1,094,023	1,187,255	1,203,368	1,350,596	1,395,788	1,497,655	1,618,354	1,587,401	1,578,892	1,734,883	1,838,256	1,857,519	2,043,802
S&P Target Date 2060 Index
Account Value [Line Items]
Accumulated Value	10,000	10,396	10,464	11,193	11,623	11,960	12,750	12,964	13,044	13,526	12,775	13,110	12,902	13,458	14,379	13,537	13,482	15,170	16,164	17,338	18,796	19,470	19,143	18,618	17,642	16,712	17,338	17,467	17,781	18,877	19,049	20,805	21,531	22,857	23,585	23,491	24,023	25,955	27,268	28,908	30,702
S&P Target Date 2060 Index
Account Value [Line Items]
Accumulated Value	10,000	10,396	10,464	11,193	11,623	11,960	12,750	12,964	13,044	13,526	12,775	13,110	12,902	13,458	14,379	13,537	13,482	15,170	16,164	17,338	18,796	19,470	19,143	18,618	17,642	16,712	17,338	17,467	17,781	18,877	19,049	20,805	21,531	22,857	23,585	23,491	24,023	25,955	27,268	28,908	30,702
S&P Target Date 2060 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 519,794	$ 523,206	$ 559,654	$ 581,154	$ 597,978	$ 637,485	$ 648,176	$ 652,186	$ 676,309	$ 638,757	$ 655,504	$ 645,116	$ 672,903	$ 718,928	$ 676,828	$ 674,096	$ 758,523	$ 808,208	$ 866,878	$ 939,796	$ 973,500	$ 957,158	$ 930,896	$ 882,079	$ 835,601	$ 866,916	$ 873,350	$ 889,033	$ 943,826	$ 952,448	$ 1,040,256	$ 1,076,540	$ 1,142,851	$ 1,179,246	$ 1,174,552	$ 1,201,167	$ 1,297,725	$ 1,363,424	$ 1,445,380	$ 1,535,111